Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Gross Carrying Amount	$ 2,017	$ 625
Accumulated Amortization	731	585
Total	1,286	40
Commission Residual [Member]
Gross Carrying Amount	600	600
Accumulated Amortization	600	561
Total		39
Core Deposits [Member]
Gross Carrying Amount		25
Accumulated Amortization		24
Total	1,286	1
Core deposit (merger) [Member]
Gross Carrying Amount	1,392
Accumulated Amortization	106
Total	1,286
Core deposit (purchase) [Member]
Gross Carrying Amount	25
Accumulated Amortization	25
Total